EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
17. EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the years ended December 31,
	2016	2017	2018
Numerator:
Net income from continuing operations	$94,482	$3,199,831	$5,096,480
Net income/(loss) from discontinued operations	(34,792,733)	31,257,707	-
Total net income/(loss)	(34,698,251)	34,457,538	5,096,480
Less: Net income attributed to noncontrolling interests	-	-	3,336,769
Total net income/(loss) attributed to ReneSola Ltd	$(34,698,251)	$34,457,538	$1,759,711

Numerator for diluted income per share for continuing operations	94,482	3,199,831	1,759,711

Numerator for diluted income/(loss) per share for discontinued operations	(34,792,733)	31,257,707	-

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	202,229,767	246,899,286	380,752,929
Dilutive effects of share options, RSUs and warrants	174,137	6,003	-
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	202,403,904	246,905,289	380,752,929
Continuing operations:
Basic earnings per share from continuing operations	0.00	0.01	0.00
Diluted earnings per share from continuing operations	0.00	0.01	0.00
Discontinued operations:
Basic earnings/(loss) per share from discontinued operations	(0.17)	0.13	-
Diluted earnings/(loss) per share from discontinued operations	(0.17)	0.13	-

The Company issues ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31, 2017 and 2018, there are 348,100 and 208,100 ordinary shares, respectively, are legally issued to the share depository bank but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share.

As the Company reports discontinued operations in the periods presented, the Company uses income from continuing operations as the control number in determining whether those potential common shares are dilutive or antidilutive. That is, the same number of potential common shares used in computing the diluted per-share amount for income from continuing operations shall be used in computing all other reported diluted per-share amounts even if those amounts will be antidilutive to their respective basic per-share amounts.

The following ordinary share equivalents were excluded from the computation of diluted net earnings/(loss) per share for the periods presented because including them would have been anti-dilutive:

	For the years ended December 31,
	2016	2017	2018
Warrants	10,500,000	-	-
Share options	6,085,000	3,491,575	5,460,000
Total	16,585,000	3,491,575	5,460,000